Shareholders' and Member's Equity - Additional Information (Details) - $ / shares				3 Months Ended	9 Months Ended
	Dec. 19, 2024	Dec. 05, 2024	Nov. 05, 2024	Sep. 30, 2024	Sep. 30, 2024
Sole Liability
Shareholders' and Member's Equity [Line Items]
Limited liability interests					100.00%
Class B Shares
Shareholders' and Member's Equity [Line Items]
Shares converted				0
O 2024 Q4 Dividends | Subsequent Event | Class A Shares
Shareholders' and Member's Equity [Line Items]
Dividend Declared			$ 0.1
Dividend declared payable date	Dec. 19, 2024
Dividend payable record date		Dec. 05, 2024